Right of Use Assets and Lease Liabilities - Summary of Amounts Recognized in Profit or Loss Derived From Lease Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Detailed Information About Components Of Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on lease liabilities	€ 593	€ 607
Expenses relating to short-term and low value leases	€ 1,151	€ 976